Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	93 Months Ended		120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Oct. 07, 2016	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
C000158749 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Palmer Square Ultra-Short Duration Investment Grade Fund (PSDSX)
Account Value	$ 294,483	$ 294,483	$ 294,483		$ 294,483	$ 277,318	$ 268,004	$ 271,333	$ 268,992	$ 263,955	$ 256,648	$ 252,577	$ 250,000
Average Annual Return, Percent	6.19%	2.21%	2.14%	[1]
C000136684 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Palmer Square Income Plus Fund (Class I/PSYPX)
Account Value	$ 345,751	$ 345,751	$ 345,751		$ 345,751	317,839	300,857	308,977	294,974	290,212	280,695	273,104		$ 249,907	$ 260,968	$ 250,000
Average Annual Return, Percent	8.78%	3.56%			3.30%
C000248662 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Palmer Square Income Plus Fund (Class T/PSTPX)
Account Value	$ 7,025,934	$ 7,025,934	7,025,934		$ 7,025,934	6,443,068	6,089,710	6,244,690	5,952,765	5,847,874	5,647,634	5,486,668		5,013,164	5,227,177	5,000,000
Average Annual Return, Percent	9.05%	3.74%			3.46% [2]
ICE BofAML 3 Month U S Treasury Bill [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofAML 3-Month U.S. Treasury Bill
Account Value	$ 289,758	$ 289,758	$ 289,758		$ 289,758	274,827	265,216	264,772	264,522	260,283	254,399	250,979	250,000
Average Annual Return, Percent	5.43%	2.17%	1.93%	[1]
Bloomberg 1 3 year U S Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 year U.S. Corporate Index
Account Value	$ 303,710	$ 303,710	$ 303,710		$ 303,710	287,003	282,290	293,512	289,067	277,006	263,990	262,295		258,605	252,600	250,000
Average Annual Return, Percent	5.82%	1.86%			1.97%
Bloomberg Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Aggregate Bond Index
Account Value	$ 285,760	$ 285,760	$ 285,760		$ 285,760	$ 278,435	$ 281,070	$ 313,317	$ 314,365	$ 289,099	$ 268,009	$ 269,077	$ 250,000	$ 269,927	$ 254,645	$ 250,000
Average Annual Return, Percent	2.63%	(0.23%)	0.75%	[1]	1.35%

[1]	Palmer Square Ultra-Short Duration Investment Grade Fund commenced operations on October 7, 2016.
[2]	Class T shares commenced operations on February 29, 2024. The performance figures for Class T shares include the performance for the Class I shares for the periods prior to the inception date of Class T shares, adjusted for the difference in expenses related to Class I shares and Class T shares. Class I shares impose higher expenses than Class T shares.